Expense Example {- Fidelity Flex Municipal Income Fund} - 12.31 Fidelity Flex Municipal Income Fund PRO-06 - Fidelity Flex Municipal Income Fund - Fidelity Flex Municipal Income Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none